Quarterly Financial Information - Additional Information (Detail) $ in Thousands		3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 25, 2014 USD ($)	Aug. 02, 2015 USD ($)	Feb. 01, 2015 USD ($)	Nov. 02, 2014 USD ($)	Aug. 03, 2014 USD ($)	May. 04, 2014 USD ($)	Feb. 02, 2014 USD ($)	Nov. 03, 2013 USD ($)	Aug. 04, 2013 USD ($)	May. 05, 2013 USD ($)	Aug. 02, 2015 USD ($)	Aug. 03, 2014 USD ($)	Feb. 01, 2015 USD ($)	Feb. 02, 2014 USD ($) Location	Feb. 03, 2013 USD ($) Location
Quarterly Financial Information Disclosure [Abstract]
Number of locations opened | Location														8	5
Pre-opening costs incurred		$ 2,585	$ 1,559	$ 3,650	$ 1,848	$ 2,444	$ 1,865	$ 2,333	$ 1,970	$ 872	$ 5,359	$ 4,292	$ 9,501	$ 7,040	$ 3,060
Loss on debt retirement	$ 25,986	$ 6,822		$ 1,592	$ 25,986						$ 6,822	$ 25,986	$ 27,578